NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2014
NET INCOME (LOSS) PER SHARE
NET INCOME PER SHARE

21. NET INCOME (LOSS) PER SHARE

        The calculation of the net income (loss) per share is as follows:

	Years ended December 31,
	2012	2013	2014
Numerator used in basic and diluted net (loss) income per share:
Net (loss) income attributable to Bona Film Group Limited	(1,284)	5,657	6,398
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net (loss) income per ordinary share	29,514,979	29,870,809	30,367,511
Employee share options (treasury effect)	—	565,919	917,840
Restrict shares (treasury effect)	—	—	642,850

Weighted average ordinary shares outstanding used in computing diluted net (loss) income per ordinary share	29,514,979	30,436,728	31,928,201

Net (loss) income per ordinary share-basic	(0.04)	0.19	0.21
Net (loss) income per ordinary share-diluted	(0.04)	0.19	0.20

        The Company had securities outstanding which could potentially dilute basic net income (loss) per share in the future, but were excluded from the computation of diluted net income (loss) per share as their effects would have been anti-dilutive. Such securities consisted of 3,478,713, 3,014,086, and 4,454,209 share options and restricted shares outstanding as of December 31, 2012, 2013 and 2014, respectively.